Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Operating costs		$ 1,279,291	$ 386,675
Reimbursement of due diligence expenses		(139,430)
Loss from operations		(1,139,861)	(386,675)
Other income:
Interest income		556,030	2,136,694
Unrealized gain on marketable securities held in Trust Account		142	12,428
Other income		556,172	2,149,122
Net (loss) income		$ (583,689)	$ 1,762,447
Weighted average shares outstanding, basic and diluted (1)	[1]	3,592,787	3,446,449
Basic and diluted net loss per ordinary share (2)	[2]	$ (0.17)	$ (0.09)

[1]	Excludes an aggregate of
[2]	Net loss per ordinary share – basic and diluted excludes income attributable to Ordinary Shares subject to possible redemption of $